INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS NET

Intangible assets, net consist of the following:

	As of
	March 31, 2025	September 30, 2024
At cost:
Website	$21,881	$21,709
Patent	20,206	$20,048
Exchange adjustment	(57)	$331
Less: accumulated amortization	(33,097)	$(27,882)
Total	$8,933	$14,206